CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 5,839,973	$ 916,419	¥ 5,233,170	¥ 3,031,167
Total cost of revenues	(1,941,177)	(304,613)	(1,869,145)	(1,103,509)
Gross profit	3,898,796	611,806	3,364,025	1,927,658
Operating expenses:
Fulfilment expenses	(434,018)	(68,107)	(425,052)	(300,122)
Selling and marketing expenses	(4,005,589)	(628,564)	(3,412,159)	(1,251,270)
General and administrative expenses	(941,347)	(147,718)	(2,142,973)	(209,326)
Research and development expenses	(142,086)	(22,296)	(66,512)	(23,179)
Total operating expenses	(5,523,040)	(866,685)	(6,046,696)	(1,783,897)
Income (loss) from operations	(1,624,244)	(254,879)	(2,682,671)	143,761
Financial income	45,658	7,165	14,313	5,320
Foreign currency exchange losses	(1,751)	(275)	(2,774)	(62)
Income (loss) from equity method investments, net	5,978	938	(293)
Impairment loss of investments	(1,375)	(216)
Other non-operating income (expenses)	27,775	4,359	(10,020)	(1,684)
Income (loss) before income tax expenses	(1,547,959)	(242,908)	(2,681,445)	147,335
Income tax (expenses) benefit	921	145	(6,970)	(71,976)
Net income (loss)	(1,547,038)	(242,763)	(2,688,415)	75,359
Less: Net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(6,304)	(989)	(608)
Net income (loss) attributable to the Yatsen Holding Limited's shareholders	(1,540,734)	(241,774)	(2,687,807)	75,359
Accretion to preferred shares | ¥			(242,209)	(59,200)
Deemed dividends due to modification of preferred shares | ¥			(1,054,220)	(61,239)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (1,540,734)	$ (241,774)	¥ (3,984,236)	¥ (45,080)
Net loss per ordinary share
Net loss per ordinary share-basic | (per share)	¥ (0.61)	$ (0.10)	¥ (4.78)	¥ (0.10)
Net loss per ordinary share-diluted | (per share)	¥ (0.61)	$ (0.10)	¥ (4.78)	¥ (0.10)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Ordinary shares—basic | shares	2,526,833,201	2,526,833,201	833,714,126	450,499,736
Ordinary shares—diluted | shares	2,526,833,201	2,526,833,201	833,714,126	450,499,736